Total Invested Assets and Related Net Investment Income - Changes in Asset Fair Value and Currency Change (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	CAD 2,780	CAD 2,539
Fair value changes on investment properties	211	126
Foreign exchange gains (losses)	(388)	(432)
Fair value and foreign currency changes on assets and liabilities	2,603	2,233
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	1	(16)
Debt securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	1,630	1,056
Equity securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	441	512
Derivative assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	649	922
Other invested assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	CAD 59	CAD 65